REVENUES	12 Months Ended
Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
REVENUES	REVENUES
Disaggregation of Revenues

year ended December 31, 2025	Canadian Natural Gas Pipelines	U.S. Natural Gas Pipelines	Mexico Natural Gas Pipelines	Power and Energy Solutions	Total
(millions of Canadian $)

Revenues from contracts with customers
Capacity arrangements and transportation	5,785	5,698	445	—	11,928
Power generation	—	—	—	236	236
Natural gas storage and other[1]	—	1,141	218	440	1,799
	5,785	6,839	663	676	13,963
Sales-type lease income[2]	—	—	787	—	787
Other revenues[3]	—	306	—	169	475
	5,785	7,145	1,450	845	15,225
Corporate revenues[4]					14
					15,239
1The Mexico Natural Gas Pipelines segment includes $192 million of revenues generated from non-lease components for the provision of operating and maintenance services with respect to sales-type leases on the in-service Transportadora de Gas Natural de La Huasteca (TGNH) pipelines. Refer to Note 9, Leases, for additional information.
2Represents the sales-type lease income on the in-service TGNH pipelines. Refer to Note 9, Leases, for additional information.
3Includes income from the Company's marketing activities, financial instruments and operating lease income. Refer to Note 9, Leases, and Note 27, Risk management and financial instruments, for additional information.
4Revenues generated from the Transition Services Agreement with South Bow. Refer to Note 4, Discontinued operations, for additional information.

year ended December 31, 2024	Canadian Natural Gas Pipelines	U.S. Natural Gas Pipelines	Mexico Natural Gas Pipelines	Power and Energy Solutions	Total
(millions of Canadian $)

Revenues from contracts with customers
Capacity arrangements and transportation	5,586	5,382	438	—	11,406
Power generation	—	—	—	266	266
Natural gas storage and other[1,2]	14	869	124	383	1,390
	5,600	6,251	562	649	13,062
Sales-type lease income[3]	—	—	308	—	308
Other revenues[4]	—	88	—	305	393
	5,600	6,339	870	954	13,763
Corporate revenues[5]					8
					13,771
1The Canadian Natural Gas Pipelines segment includes $14 million of fee revenues from an affiliate related to the development and construction of the     Coastal GasLink pipeline project, which is 35 per cent owned by TC Energy.
2The Mexico Natural Gas Pipelines segment includes $98 million of revenues generated from non-lease components for the provision of operating and maintenance services with respect to sales-type leases on the in-service TGNH pipelines. Refer to Note 9, Leases, for additional information.
3Represents the sales-type lease income on the in-service TGNH pipelines. Refer to Note 9, Leases, for additional information.
4Includes income from the Company's marketing activities, financial instruments and operating lease income. Refer to Note 9, Leases, and             Note 27, Risk management and financial instruments, for additional information.
5    Includes $7 million of revenues generated from the Transition Services Agreement with South Bow. Refer to Note 4, Discontinued operations, for additional information.

year ended December 31, 2023	Canadian Natural Gas Pipelines	U.S. Natural Gas Pipelines	Mexico Natural Gas Pipelines	Power and Energy Solutions	Total
(millions of Canadian $)

Revenues from contracts with customers
Capacity arrangements and transportation	5,141	5,107	442	—	10,690
Power generation	—	—	—	427	427
Natural gas storage and other[1,2]	32	874	125	363	1,394
	5,173	5,981	567	790	12,511
Sales-type lease income[3]	—	—	279	—	279
Other revenues[4]	—	248	—	229	477
	5,173	6,229	846	1,019	13,267
1The Canadian Natural Gas Pipelines segment includes $31 million of fee revenues from an affiliate related to the development and construction of the Coastal GasLink pipeline project which is 35 per cent owned by TC Energy.
2The Mexico Natural Gas Pipelines segment includes $97 million of revenues generated from non-lease components for the provision of operating and maintenance services with respect to sales-type leases on the in-service TGNH pipelines. Refer to Note 9, Leases, for additional information.
3Represents the sales-type lease income on the in-service TGNH pipelines. Refer to Note 9, Leases, for additional information.
4Includes income from the Company's marketing activities, financial instruments and operating lease income. Refer to Note 9, Leases, and             Note 27, Risk management and financial instruments, for additional information.
Contract Balances

at December 31	2025	2024	Affected line item on the Consolidated balance sheet
(millions of Canadian $)

Receivables from contracts with customers	1,822	1,452	Accounts receivable
Contract assets (Note 7)	216	165	Other current assets
Long-term contract assets (Note 14)	627	608	Other long-term assets
Contract liabilities[1] (Note 16)	46	30	Accounts payable and other
1During the year ended December 31, 2025, $21 million (2024 – $41 million) of revenues were recognized, which were included in contract liabilities and long-term contract liabilities at the beginning of the year.
Contract assets and long-term contract assets primarily relate to the Company’s right to revenues for services completed but not invoiced at the reporting date on long-term committed capacity natural gas pipelines contracts. The change in contract assets is primarily related to the transfer to Accounts receivable when these rights become unconditional and the customer is invoiced, as well as the recognition of additional revenues that remain to be invoiced. Contract liabilities primarily represent unearned revenue for contracted services.
Future Revenues from Remaining Performance Obligations
As at December 31, 2025, future revenues from long-term pipeline capacity arrangements and transportation as well as natural gas storage and other contracts extending through 2055 are approximately $33.8 billion, of which approximately $7.0 billion is expected to be recognized in 2026.
A significant portion of the Company's revenues are not included in the future revenue disclosure above, as the Company has elected the following disclosure exemptions:
•revenues related to flow-through operating costs, or other similar variable consideration, that are recognized at the amount for which the Company has the right to invoice the customer
•variable consideration relating to interruptible transportation service revenues and power generation revenues where there is uncertainty in estimating the amount of future revenue
•revenues for periods extending beyond the current rate settlement term for the Company’s U.S. natural gas pipelines' regulated transportation and storage contracts where the maximum tariff rate is to be collected from shippers
•revenues for periods extending beyond the current rate settlement term for the Company's Canadian natural gas pipelines' regulated firm capacity contracts
•revenues related to assets under construction, which are recognized when the asset is placed in service.